Related Party Transactions (Details) - Schedule of Transactions with Interested and Related Parties - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions (Details) - Schedule of Transactions with Interested and Related Parties [Line Items]
Payables due to the transfer of SUNCAR Online	[1]		$ 40,854
Other payables	[2]	4,751	4,710
Payables due to the transfer of SunCar Online (1)	[1]	29,688
Related Party [Member]
Related Party Transactions (Details) - Schedule of Transactions with Interested and Related Parties [Line Items]
Total Current		4,751	45,564
Total Non Current		$ 29,688

[1]	On December 3, 2021, Shengda Group transfered all of its equity interest, which was 55.09% as of the transfer date, of SunCar Online to Shanghai Feiyou, at price RMB4 per share, totaling RMB282 million. Upon completion of the transfer, Feiyou is liable to Shengda Group RMB282 million for the transfer of SunCar Online. As a result of the disposal of Shengda Group, Shengda Group became the related party of the Group, and the balance due to Shengda Group was presented as amount due to a related party. On March 1, 2022, the Group entered into a share purchase agreement (the “SPA”) with an affiliate of Mr. Ye to transfer the total equity of Shengda Group with the consideration of RMB 1. Pursuant to the SPA, the Group agreed to repay the debt owed to Shengda Group by full before June 1, 2023.
[2]	Other payables were for the ordinary course of operation, which were interest free, unsecure and could be settled on demand.